Investments - Debt and Equity Securities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	$ 15,935.1	[1]	$ 15,976.4	[1]
Gross Unrealized Gains	1,557.5	[1]	1,111.4	[1]
Gross Unrealized Losses	(101.8)	[1]	(126.2)	[1]
Fair Value	17,390.8	[1]	16,961.6	[1]
Non Credit Related Impairments	10.7		38.3
Net Unrealized Capital (Loss) Gains	7.4		3.9
Supporting Discontinued And Experience Rated Products [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Gains	505.6		339.5
Gross Unrealized Losses	(48.2)		(38.1)
Fair Value	4,000.0		4,100.0
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	15,894.8		15,941.1
Gross Unrealized Gains	1,552.5		1,105.8
Gross Unrealized Losses	(94.0)		(124.6)
Fair Value	17,353.3		16,922.3
US Government Agencies Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	1,394.7		1,293.5
Gross Unrealized Gains	165.0		80.8
Gross Unrealized Losses	(0.4)		(0.6)
Fair Value	1,559.3		1,373.7
US States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	2,654.9		2,288.8
Gross Unrealized Gains	208.5		54.4
Gross Unrealized Losses	(3.3)		(46.9)
Fair Value	2,860.1		2,296.3
Domestic Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	6,484.0		6,731.5
Gross Unrealized Gains	718.2		553.0
Gross Unrealized Losses	(28.1)		(21.9)
Fair Value	7,174.1		7,262.6
Foreign Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	2,614.9		2,667.4
Gross Unrealized Gains	278.2		231.1
Gross Unrealized Losses	(38.0)		(21.2)
Fair Value	2,855.1		2,877.3
Residential Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	849.8		1,089.2
Gross Unrealized Gains	51.1		53.6
Gross Unrealized Losses	(0.1)		(2.8)
Fair Value	900.8		1,140.0
Commercial Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	1,295.3		1,226.4
Gross Unrealized Gains	98.3		99.5
Gross Unrealized Losses	(5.8)	[2]	(13.7)	[2]
Fair Value	1,387.8		1,312.2
Other Asset-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	437.0		447.6
Gross Unrealized Gains	20.6		21.1
Gross Unrealized Losses	(3.8)	[2]	(4.8)	[2]
Fair Value	453.8		463.9
Redeemable Preferred Stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	164.2		196.7
Gross Unrealized Gains	12.6		12.3
Gross Unrealized Losses	(14.5)		(12.7)
Fair Value	162.3		196.3
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	40.3		35.3
Gross Unrealized Gains	5.0		5.6
Gross Unrealized Losses	(7.8)		(1.6)
Fair Value	$ 37.5		$ 39.3

[1]	Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 110 for additional information on our accounting for discontinued products). At December 31, 2011, debt and equity securities with a fair value of $4.0 billion, gross unrealized capital gains of $505.6 million and gross unrealized capital losses of $48.2 million and, at December 31, 2010, debt and equity securities with a fair value of $4.1 billion, gross unrealized capital gains of $339.5 million and gross unrealized capital losses of $38.1 million were included in total debt and equity securities, but support our experience-rated and discontinued products. Changes in net unrealized capital gains (losses) on these securities are not reflected in accumulated other comprehensive income.
[2]	At December 31, 2011 and 2010, we held securities for which we recognized $10.7 million and $38.3 million, respectively, of non-credit-related impairments in other comprehensive income in the past. These securities had a net unrealized capital gain at December 31, 2011 and 2010 of $7.4 million and $3.9 million, respectively.